Income Tax (Tables)	3 Months Ended
Dec. 31, 2024
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense	The components of income tax expenses are as follows:

	Three months ended December 31,
(In thousands of Euros)	2024	2023
Current income taxes	(19,976)	(4,610)
Deferred income taxes	843	(2,064)
Income tax expense	(19,133)	(6,674)